14. STOCKHOLDERS' EQUITY (Details 2) (USD $)	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants
June 5, 2013 (Inception)
Issued for cash proceeds of $985,400		13,373,000
Issued as part of exchange agreement		9,724,200
Terminated as part of exchange agreement		(8,000,000)
Issued as compensation under a consulting agreement		40,000
Warrants issued to placement agent
Balance at December 31, 2013	$ 983,600
Warrants issued to Full Circle for $500,000 consideration - Series C Warrants	1,000,000
Warrants issued to placement agent - Series B Warrants	32,100
Balance at June 30, 2014	2,015,700	983,600
Common Stock
June 5, 2013 (Inception)
Issued for cash proceeds of $985,400		973,000
Issued as compensation under a consulting agreement
Warrants issued to placement agent		10,600
Balance at December 31, 2013	15,137,200
Re-acquired shares of common stock	(1,750,000)
Issued in settlement of $255,000 convertible notes payable and accrued interest of $3,669	72,140
Balance at June 30, 2014	$ 13,459,340	$ 15,137,200